Schedule III - Real Estate and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Real estate investments, at cost:
Balance at beginning of year	$ 1,855,960	$ 149,009	$ 1,729
Additions-Acquisitions	226,412	1,748,944	147,245
Asset remeasurement	2,318	(675)	0
Currency translation adjustment	(56,680)	(41,318)	35
Balance at end of the year	2,028,010	1,855,960	149,009
Accumulated depreciation and amortization:
Balance at beginning of year	21,319	869	12
Depreciation expense	47,649	20,856	837
Currency translation adjustment	(890)	(406)	20
Balance at end of the year	$ 68,078	$ 21,319	$ 869